Non-current assets of disposal groups classified as held for sale (Details Textual) $ in Thousands, $ in Thousands	Dec. 31, 2011 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2009 CLP ($)
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale		$ 383,138	$ 2,780,607	$ 1,884,958
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 150,000
Payments From Guarantee Obligation	$ 700,000
Finca La Celia S.A. [Member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Authorised to Sale of fixed assets					$ 529,415